Loans (Details) - Schedule of Investment in Nonaccrual and Loans Past Due - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Residential real estate
Nonaccrual	$ 3,647	$ 4,308
Loans Past Due Over 90 Days Still Accruing	249	393
One- To Four-Family [Member]
Residential real estate
Nonaccrual	2,678	3,028
Loans Past Due Over 90 Days Still Accruing	221	365
Multi-Family [Member]
Residential real estate
Nonaccrual
Loans Past Due Over 90 Days Still Accruing
Farm [Member]
Residential real estate
Nonaccrual
Loans Past Due Over 90 Days Still Accruing
Nonresidential real estate [Member]
Residential real estate
Nonaccrual	969	1,013
Loans Past Due Over 90 Days Still Accruing
Commercial and Industrial [Member]
Residential real estate
Nonaccrual
Loans Past Due Over 90 Days Still Accruing
Home Equity [Member]
Residential real estate
Nonaccrual		267
Loans Past Due Over 90 Days Still Accruing
Unsecured [Member]
Residential real estate
Nonaccrual
Loans Past Due Over 90 Days Still Accruing	$ 28	$ 28